OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost:
Cost, beginning	$ 1,442	$ 1,474
Additions		(32)
Disposals	(346)
Cost, ending	1,151	1,442
Accumulated amortization:
Accumulated amortization, beginning	1,197	1,004
Amortization charge for the year	160	193
Disposals	(346)
Accumulated amortization, ending	1,011	1,197
Other assets, net:
Intangible assets, net	140	245
Above, below market value of in-place leases [Member]
Cost:
Cost, beginning	1,524	1,524
Additions
Disposals	(315)
Cost, ending	1,209	1,524
Accumulated amortization:
Accumulated amortization, beginning	1,307	1,088
Amortization charge for the year	120	219
Disposals	(346)
Accumulated amortization, ending	1,081	1,307
Other assets, net:
Intangible assets, net	128	217
Currency translation adjustment [Member]
Cost:
Cost, beginning	(82)	(50)
Additions	55	(32)
Disposals	(31)
Cost, ending	(58)	(82)
Accumulated amortization:
Accumulated amortization, beginning	(110)	(84)
Amortization charge for the year	40	(26)
Disposals
Accumulated amortization, ending	(70)	(110)
Other assets, net:
Intangible assets, net	$ 12	$ 28